UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/99
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     James M. Myers Research, Inc.
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Address:  126 Cottage Place
          ----------------------------------------------------------------------
          Charlotte, NC  28207
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Form 13F File Number: 28-  5384
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     H.K. Hallett
          ----------------------------------------------------------------------
Title:    President
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Phone:    704-333-1710
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ H.K. Hallett                    Charlotte, NC  28207              5/14/99
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  50
                                        -------------------

Form 13F Information Table Value Total:  $416,550
                                        -------------------
                                            (thousands)

List of Other Included Managers:

NONE

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:             ITEM 7:             ITEM 8:
----------------------- --------------  ---------  ----------  -------- ------------------- ------------------  --------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT            MANAGERS       VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                         ----- ------- ------
                                                     VALUE      AMOUNT  ------- ----- ------                     (A)    (B)    (C)
                                                                          (A)    (B)   (C)                      SOLE   SHARED  NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ------------------ ----- ------- ------
ABBOTT LABORATORIES          COM         2824100         613   13100      SH                       SOLE                        13100
AMERICAN EXPRESS             COM        25816109        4692   39940      SH                       SOLE                        39940
AMERICAN HOME PROCUDTS       COM        26609107         369    5669      SH                       SOLE                         5669
AMERICAN INTL GROUP          COM        26874107       13870  114996      SH                       SOLE                       114996
AUTO DATA PROCESSING         COM        53015103       12599  304550      SH                       SOLE                       304550
BANK OF AMER CORP            COM        60505104       13189  186766      SH                       SOLE                       186766
BRISTOL MYERS SQUIBB         COM       110122108       16078  250000      SH                       SOLE                       250000
CBS CORP                     COM       12490K107         441   10790      SH                       SOLE                        10790
CISCO SYSTEMS                COM       17275R102         749    6837      SH                       SOLE                         6837
CLOROX                       COM       189054109       13368  114080      SH                       SOLE                       114080
COCA COLA CO                 COM       191216100       16463  268273      SH                       SOLE                       268273
COLGATE PALMOLIVE            COM       194162103         506    5500      SH                       SOLE                         5500
DANAHER                      COM       235851102       19125  366040      SH                       SOLE                       366040
WALT DISNEY HOLDING CO       COM       254687106        9388  301682      SH                       SOLE                       301682
DOLLAR GENERAL               COM       256669102        6640  195310      SH                       SOLE                       195310
DOVER CORP                   COM       260003108         338   10300      SH                       SOLE                        10300
EMERSON ELECTRIC             COM       291011104        3356   63413      SH                       SOLE                        63413
EQUIFAX                      COM       294429105       12332  358815      SH                       SOLE                       358815
ESTEE LAUDER                 COM       518439104         382    4050      SH                       SOLE                         4050
GANNETT                      COM       364730101        2162   34325      SH                       SOLE                        34325
GENERAL ELECTRIC             COM       369604103       13529  122306      SH                       SOLE                       122306
GILLETTE                     COM       375766102       18369  309062      SH                       SOLE                       309062
GRAY COMMUNICATIONS B        COM       389190208         692   41650      SH                       SOLE                        41650
HERSHEY                      COM       427866108       11578  206765      SH                       SOLE                       206765
ILLINOIS TOOL WORKS          COM       452308109       12561  203032      SH                       SOLE                       203032
INTERPUBLIC GROUP            COM       460690100       17181  220644      SH                       SOLE                       220644
JOHNSON & JOHNSON            COM       478160104       17028  181760      SH                       SOLE                       181760
KNIGHT-RIDDER                COM       499040103         320    6400      SH                       SOLE                         6400
KROGER                       COM       501044101       10351  172904      SH                       SOLE                       172904
LEGGETT & PLATT              COM       524660107        5550  277542      SH                       SOLE                       277542
MARKEL                       COM       570535104         324    1800      SH                       SOLE                         1800
MARSH & MCLENNAN COS         COM       571748102        9631  129820      SH                       SOLE                       129820
MEDIA GENERAL                COM       584404107        8256  176600      SH                       SOLE                       176600
MERCK                        COM       589331107        4970   61988      SH                       SOLE                        61988
MEREDITH CORP                COM       589433101       11516  366345      SH                       SOLE                       366345
MICROSOFT                    COM       594918104         928   10360      SH                       SOLE                        10360
MINN MINING & MFG            COM       604059105         239    3388      SH                       SOLE                         3388
NEWELL CORP                  COM       669380107         327    6900      SH                       SOLE                         6900
PEPSICO                      COM       713448108       11797  301048      SH                       SOLE                       301048
PITNEY BOWES                 COM       724479100        7012  110000      SH                       SOLE                       110000
PROCTER & GAMBLE             COM       742718109       16416  167614      SH                       SOLE                       167614
SAFEWAY                      COM       786514208        2390   46580      SH                       SOLE                        46580
SEALED AIR                   COM       812115103       18065  367278      SH                       SOLE                       367278
SYBRON INTL CORP             COM       87114F106         205    8200      SH                       SOLE                         8200
TRICON GLOBAL REST           COM       895953107         254    3618      SH                       SOLE                         3618
US BANCORP                   COM       902973106         297    8742      SH                       SOLE                         8742
VANGUARD CELLULAR            COM       922022108         296   10839      SH                       SOLE                        10839
WALGREEN                     COM       931422109        2318   82070      SH                       SOLE                        82070
WARNER LAMBERT               COM       934488107         208    3144      SH                       SOLE                         3144
WELLS FARGO                  COM       949740108       13145  374935      SH                       SOLE                       374935
WM WRIGLEY JR & CO           COM       982526105        8123   89825      SH                       SOLE                        89825
BERKSHIRE HATHAWAY A         COM        84670108       34986     490      SH                       SOLE                          490
BERKSHIRE HATHAWAY B         COM        84670207       11028    4691      SH                       SOLE                         4691